UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (99.96%)
CONSUMER DISCRETIONARY - (15.89%)
Automobiles & Components – (0.59%)
3,560	Porsche AG (Germany)	$533,566

Consumer Durables & Apparel – (3.35%)
27,000	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	1,613,283
23,747	Hunter Douglas NV (Netherlands)	1,422,804

		3,036,087

Media – (11.95%)
62,150	Comcast Corp., Special Class A	1,275,939
133,720	Grupo Televisa S.A., ADR (Mexico)	3,007,363
37,650	Lagardere S.C.A. (France)	2,063,571
35,453	Liberty Global, Inc., Series C *	970,526
128,743	News Corp., Class A	1,819,139
177,467	WPP Group PLC (United Kingdom)	1,684,602

		10,821,140

	TOTAL CONSUMER DISCRETIONARY	14,390,793

CONSUMER STAPLES - (7.71%)
Food, Beverage & Tobacco – (7.71%)
40,665	Diageo PLC (United Kingdom)	708,402
51,309	Heineken Holding NV (Netherlands)	2,191,758
235	Japan Tobacco Inc. (Japan)	1,095,372
734	Lindt & Spruengli AG (Switzerland)	1,933,036
38,110	Unilever NV, NY Shares (Netherlands)	1,056,028

		6,984,596

	TOTAL CONSUMER STAPLES	6,984,596

ENERGY - (4.65%)
1,500	OGX Petroleo e Gas Participacoes S.A. * (Brazil)	736,449
57,745	Tenaris S.A., ADR (Argentina)	3,479,136

	TOTAL ENERGY	4,215,585

FINANCIALS - (30.34%)
Banks – (7.71%)
	Commercial Banks – (7.71%)
1,584,000	China CITIC Bank - H (China)	1,000,613
840,500	China Merchants Bank Co., Ltd. - H (China)	3,028,815
15,449	Erste Bank der oesterreichischen Sparkassen AG (Austria)	985,080
66,320	Shinsei Bank, Ltd. (Japan)	229,697
521,250	Turkiye Garanti Bankasi A.S. * (Turkey)	1,738,378

		6,982,583

Diversified Financials – (947%)
	Capital Markets – (2.90%)
59,500	3i Group PLC (United Kingdom)	1,057,674
9,000	Brookfield Asset Management Inc., Class A (Canada)	302,580
52,340	E*TRADE Financial Corp. *	157,805
22,650	Merrill Lynch & Co., Inc.	603,622
26,463	UBS AG, Registered (Switzerland)	507,934

		2,629,615

	Diversified Financial Services – (6.57%)
15,506	Groupe Bruxelles Lambert S.A. (Belgium)	1,719,956
30,000	Oaktree Capital Group LLC, Class A (a)	840,000
19,076	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,974,262

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
July 31, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (Continued)
127,175	RHJ International * (Belgium)	$1,417,676

		5,951,894

		8,581,509

Insurance – (5.95%)
	Life & Health Insurance – (3.11%)
10,983	Aflac, Inc.	610,765
72,310	Power Corp. of Canada (Canada)	2,205,421

		2,816,186

	Multi-line Insurance – (0.89%)
31,029	American International Group, Inc.	808,305

	Property & Casualty Insurance – (1.95%)
72,390	Ambac Financial Group, Inc.	182,423
73,590	NIPPONKOA Insurance Co., Ltd. (Japan)	590,582
26,360	Tokio Marine Holdings, Inc. (Japan)	989,010

		1,762,015

		5,386,506

Real Estate – (7.21%)
157,540	Brixton PLC (United Kingdom)	702,778
33,720	Derwent London PLC (United Kingdom)	730,745
23,350	Digital Realty Trust, Inc.	1,001,948
20,540	Forest City Enterprises, Inc., Class A	535,478
398,000	Hang Lung Group Ltd. (Hong Kong)	1,765,163
36,000	Mitsubishi Estate Co., Ltd. (Japan)	867,033
40,800	Mitsui Fudosan Co., Ltd. (Japan)	923,063

		6,526,208

	TOTAL FINANCIALS	27,476,806

HEALTH CARE - (6.49%)
Health Care Equipment & Services – (4.33%)
39,772	Essilor International S.A. (France)	1,964,083
36,598	IDEXX Laboratories, Inc. *	1,957,444

		3,921,527

Pharmaceuticals, Biotechnology & Life Sciences – (2.16%)
13,660	Johnson & Johnson	935,301
14,600	Sanofi-Aventis (France)	1,024,828

		1,960,129

	TOTAL HEALTH CARE	5,881,656

INDUSTRIALS - (20.22%)
Capital Goods – (9.18%)
134,710	Blount International, Inc. *	1,526,264
776,000	Harbin Power Equipment Co. Ltd. - H (China)	1,203,119
59,181	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	1,969,544
2,716,000	Shanghai Electric Group Co. Ltd. - H (China)	1,192,624
19,820	Siemens AG, Registered (Germany)	2,421,870

		8,313,421

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
July 31, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial Services & Supplies – (0.63%)
19,486	Iron Mountain Inc. *	$565,094

Transportation – (10.41%)
63,360	Asciano Group (Australia)	250,776
440,649	China Merchants Holdings International Co., Ltd. (China)	1,680,788
664,000	China Shipping Development Co. Ltd. - H (China)	2,014,661
316,600	Clark Holdings, Inc. *	490,730
422,400	Cosco Pacific Ltd. (China)	734,813
36,995	Kuehne & Nagel International AG, Registered (Switzerland)	3,095,107
26,490	Ryanair Holdings PLC, ADR * (Ireland)	645,296
71,309	Toll Holdings Ltd. (Australia)	437,713
108,209	Virgin Blue Holdings Ltd. (Australia)	79,942

		9,429,826

	TOTAL INDUSTRIALS	18,308,341

INFORMATION TECHNOLOGY - (5.52%)
Software & Services – (4.54%)
8,678	Google Inc., Class A *	4,108,469

Technology Hardware & Equipment – (0.98%)
32,560	Nokia Oyj, ADR (Finland)	889,539

	TOTAL INFORMATION TECHNOLOGY	4,998,008

MATERIALS - (4.78%)
27,609	BHP Billiton PLC (United Kingdom)	913,724
33,620	Companhia Vale do Rio Doce, ADR (Brazil)	879,836
9,991	Rio Tinto PLC (United Kingdom)	1,045,514
93,370	Sino-Forest Corp. * (Canada)	1,486,333

	TOTAL MATERIALS	4,325,407

TELECOMMUNICATION SERVICES - (3.05%)
54,693	America Movil SAB de C.V., Series L, ADR (Mexico)	2,761,450

	TOTAL TELECOMMUNICATION SERVICES	2,761,450

UTILITIES - (1.31%)
368,000	China Resources Power Holdings Co. Ltd. (China)	815,369
960,000	Guangdong Investment Ltd. (China)	371,421

	TOTAL UTILITIES	1,186,790

	TOTAL COMMON STOCK – (Identified cost $102,589,306)	90,529,432

	Total Investments – (99.96%) – (Identified cost $102,589,306) – (b)	90,529,432
	Other Assets Less Liabilities – (0.04%)	37,754

	Net Assets – (100.00%)	$90,567,186

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund was $840,000, or 0.93% of the Fund’s net assets as of July 31, 2008.

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
July 31, 2008 (Unaudited)

(b)	Aggregate cost for Federal Income Tax purposes is $102,671,750. At July 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$4,135,200
	Unrealized depreciation	(16,277,518)

	Net unrealized depreciation	$(12,142,318)

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (96.89%)
CONSUMER DISCRETIONARY - (12.33%)
Automobiles & Components – (0.78%)
840	Porsche AG (Germany)	$125,897

Consumer Durables & Apparel – (4.75%)
7,000	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	418,259
5,900	Hunter Douglas NV (Netherlands)	353,499

		771,758

Media – (6.80%)
12,400	Grupo Televisa S.A., ADR (Mexico)	278,876
6,770	Lagardere S.C.A. (France)	371,059
9,500	Liberty Global, Inc., Series C *	260,063
20,600	WPP Group PLC (United Kingdom)	195,545

		1,105,543

	TOTAL CONSUMER DISCRETIONARY	2,003,198

CONSUMER STAPLES - (10.55%)
Food, Beverage & Tobacco – (10.55%)
9,595	Diageo PLC (United Kingdom)	167,149
12,200	Heineken Holding NV (Netherlands)	521,146
52	Japan Tobacco Inc. (Japan)	242,380
190	Lindt & Spruengli AG (Switzerland)	500,377
10,200	Unilever NV, NY Shares (Netherlands)	282,642

		1,713,694

	TOTAL CONSUMER STAPLES	1,713,694

ENERGY - (5.79%)
100	OGX Petroleo e Gas Participacoes S.A. * (Brazil)	49,096
14,800	Tenaris S.A., ADR (Argentina)	891,700

	TOTAL ENERGY	940,796

FINANCIALS - (31.10%)
Banks – (10.33%)
	Commercial Banks – (10.33%)
397,000	China CITIC Bank - H (China)	250,785
215,500	China Merchants Bank Co., Ltd. - H (China)	776,573
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	210,419
7,800	Shinsei Bank, Ltd. (Japan)	27,015
123,800	Turkiye Garanti Bankasi A.S. * (Turkey)	412,875

		1,677,667

Diversified Financials – (8.06%)
	Capital Markets – (1.57%)
5,200	3i Group PLC (United Kingdom)	92,435
2,000	Brookfield Asset Management Inc., Class A (Canada)	67,240
4,956	UBS AG, Registered (Switzerland)	95,126

		254,801

	Diversified Financial Services – (6.49%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	427,049
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	269,086
32,200	RHJ International * (Belgium)	358,948

		1,055,083

		1,309,884

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
July 31, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (5.35%)
	Life & Health Insurance – (3.00%)
16,000	Power Corp. of Canada (Canada)	$487,993

	Property & Casualty Insurance – (2.35%)
11,000	NIPPONKOA Insurance Co., Ltd. (Japan)	88,278
7,800	Tokio Marine Holdings, Inc. (Japan)	292,651

		380,929

		868,922

Real Estate – (7.36%)
43,500	Brixton PLC (United Kingdom)	194,051
9,300	Derwent London PLC (United Kingdom)	201,540
69,000	Hang Lung Group Ltd. (Hong Kong)	306,021
10,000	Mitsubishi Estate Co., Ltd. (Japan)	240,843
11,200	Mitsui Fudosan Co., Ltd. (Japan)	253,390

		1,195,845

	TOTAL FINANCIALS	5,052,318

HEALTH CARE - (4.51%)
Health Care Equipment & Services – (3.13%)
10,300	Essilor International S.A. (France)	508,651

Pharmaceuticals, Biotechnology & Life Sciences – (1.38%)
3,200	Sanofi-Aventis (France)	224,620

	TOTAL HEALTH CARE	733,271

INDUSTRIALS - (20.57%)
Capital Goods – (10.46%)
192,000	Harbin Power Equipment Co. Ltd. - H (China)	297,679
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	472,576
670,000	Shanghai Electric Group Co. Ltd. - H * (China)	294,204
5,200	Siemens AG, Registered (Germany)	635,405

		1,699,864

Transportation – (10.11%)
14,100	Asciano Group (Australia)	55,807
113,105	China Merchants Holdings International Co., Ltd. (China)	431,422
62,000	China Shipping Development Co. Ltd. - H (China)	188,116
108,000	Cosco Pacific Ltd. (China)	187,878
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	535,442
5,200	Ryanair Holdings PLC, ADR * (Ireland)	126,672
15,960	Toll Holdings Ltd. (Australia)	97,967
25,360	Virgin Blue Holdings Ltd. (Australia)	18,735

		1,642,039

	TOTAL INDUSTRIALS	3,341,903

INFORMATION TECHNOLOGY - (1.40%)
Technology Hardware & Equipment – (1.40%)
8,300	Nokia Oyj, ADR (Finland)	226,756

	TOTAL INFORMATION TECHNOLOGY	226,756

MATERIALS - (4.81%)
6,900	BHP Billiton PLC (United Kingdom)	228,356
8,600	Companhia Vale do Rio Doce, ADR (Brazil)	225,062
2,500	Rio Tinto PLC (United Kingdom)	261,614

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
July 31, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
4,200	Sino-Forest Corp. * (Canada)	$66,859

	TOTAL MATERIALS	781,891

TELECOMMUNICATION SERVICES - (4.35%)
14,000	America Movil SAB de C.V., Series L, ADR (Mexico)	706,860

	TOTAL TELECOMMUNICATION SERVICES	706,860

UTILITIES - (1.48%)
74,000	China Resources Power Holdings Co. Ltd. (China)	163,960
200,000	Guangdong Investment Ltd. (China)	77,379

	TOTAL UTILITIES	241,339

	TOTAL COMMON STOCK – (Identified cost $16,147,969)	15,742,026

SHORT TERM INVESTMENTS - (3.09%)
$188,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.18%, 08/01/08, dated 07/31/08, repurchase value of $188,011
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.30%-6.853%, 03/05/10-11/01/37, total market value $191,760)	188,000
186,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.18%, 08/01/08, dated 07/31/08, repurchase value of $186,011
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.00%, 03/01/34, total market value $189,720)	186,000
128,000	Mizuho Securities USA, Inc. Joint Repurchase Agreement,
	2.16%, 08/01/08, dated 07/31/08, repurchase value of $128,008
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.75%-6.00%, 10/01/10-04/15/38, total market value $130,560)	128,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $502,000)	502,000

	Total Investments – (99.98%) – (Identified cost $16,649,969) – (a)	16,244,026
	Other Assets Less Liabilities – (0.02%)	3,485

	Net Assets – (100.00%)	$16,247,511

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for Federal Income Tax purposes is $16,649,969. At July 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$1,273,090
	Unrealized depreciation	(1,679,033)

	Net unrealized depreciation	$(405,943)

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
July 31, 2008 (Unaudited)

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2008

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: September 29, 2008